20. Other payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	$ 6,034,228	$ 5,103,326
Current	370,395	134,759
Loans (mutuum) with CAMMESA
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	1,885,093	1,346,807
ENRE penalties and discounts
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	3,885,767	3,477,351
Current	288,210	56,164
Liability with FOTAE
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	190,179	172,991
Payment agreements with ENRE
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	73,189	106,177
Current	63,356	60,264
Related parties
SummaryOfOtherPayablesLineItems [Line Items]
Current	5,253	4,756
Advances for works to be performed
SummaryOfOtherPayablesLineItems [Line Items]
Current	$ 13,576	$ 13,575